TAXATION (Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current deferred tax assets
Accrued expense		10,406	11,207
Allowance for doubtful accounts		62,686	15,942
Current deferred tax assets		73,092	27,149
Less: valuation allowance on current deferred tax assets		(54,089)	(20,658)
Total current deferred tax assets		19,003	6,491
Non-current deferred tax assets
Tax loss carried forward		450,889	394,340
Impairment of long-lived tangible assets		29,759	33,631
Deferred advertising expense		14,653	14,984
Others		4,315	5,444
Non-current deferred tax assets		499,616	448,399
Less: valuation allowance on non-current deferred tax assets		(485,615)	(424,288)
Total non-current deferred taxes assets, net		14,001	24,111
Non-current deferred tax liabilities:
Unrecognized valuation surplus and deficit - Acquisition		77,825	82,829
Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment		(49,959)	(44,809)
Tax nondeductible long-lived assets		53,043	53,043
Tax nondeductible long-lived assets - Decrease due to amortization and impairment		(13,251)	(11,464)
Total deferred tax liabilities	$ 10,905	67,658	79,599